FAIR VALUE OF FINANCIAL INSTRUMENTS (Schedule of Fair Value Measurements) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Assets:
Money market funds (included in cash and cash equivalents)	$ 41,244	$ 66,187
Available-for-sale marketable securities	71,877	77,774
Derivative assets	193	114
Total financial assets	113,314	144,075
Liabilities:
Contingent consideration in connection to the acquisitions	20,140	$ 0
Total financial liabilities	$ 20,140
Derivative Asset, Statement of Financial Position [Extensible Enumeration]	Prepaid Expense and Other Assets	Prepaid Expense and Other Assets
Level 1 [Member]
Assets:
Money market funds (included in cash and cash equivalents)	$ 41,244	$ 66,187
Available-for-sale marketable securities	0	0
Derivative assets	0	0
Total financial assets	41,244	66,187
Liabilities:
Contingent consideration in connection to the acquisitions	0
Total financial liabilities	0
Level 2 [Member]
Assets:
Money market funds (included in cash and cash equivalents)	0	0
Available-for-sale marketable securities	71,877	77,774
Derivative assets	193	114
Total financial assets	72,070	77,888
Liabilities:
Contingent consideration in connection to the acquisitions	0
Total financial liabilities	0
Level 3 [Member]
Assets:
Money market funds (included in cash and cash equivalents)	0	0
Available-for-sale marketable securities	0	0
Derivative assets	0	0
Total financial assets	0	$ 0
Liabilities:
Contingent consideration in connection to the acquisitions	20,140
Total financial liabilities	$ 20,140